Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Information About Right of Use Assets
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2021	$192,361	$21,918	$214,279
Additions	29,157	1,085	30,242
Depreciation expense	(73,687)	(4,506)	(78,193)
Balance at December 31, 2021	$147,831	$18,497	$166,328
Additions	132,122	10,069	142,191
Depreciation expense	(69,167)	(4,972)	(74,139)
Balance at December 31, 2022	$210,786	$23,594	$234,380
Additions	120,747	1,960	122,707
Depreciation expense	(70,622)	(5,319)	(75,941)
Balance at December 31, 2023	$260,911	$20,235	$281,146

Disclosure of Lease liabilities
Lease liabilities

	2023	2022
Current portion of lease liability
Aircraft	$62,234	$74,906
Real estate	6,070	5,178
	$68,304	$80,084
Long-term lease liability
Aircraft	$196,873	$135,609
Real estate	18,480	22,680
	$215,353	$158,289
	$283,657	$238,373

Disclosure of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2023	2022	2021
Depreciation and amortization
Depreciation expense of right of use assets	$75,941	$74,139	$78,193

Other operating and administrative expenses
Short-term leases	$12,310	$9,530	$440
Leases of low-value assets	425	377	279
Variable lease payments not include in the measurement of lease liabilities	2,895	3,222	1,352
Variable lease payments by rental concessions received	—	—	(1,295)
	$15,630	$13,129	$776
Finance cost
Interest expense on lease liability	$12,173	$6,626	$6,806
Unwinding of discount and changes in the discount rate	1,106	819	762
	$13,279	$7,445	$7,568
	$104,850	$94,713	$86,537